UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  May 31, 2013

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

RIVERBRIDGE GROWTH FUND

Class/Ticker
Investor Class (RIVRX)
Institutional Class (RIVBX)

SEMI-ANNUAL REPORT
May 31, 2013

RIVERBRIDGE GROWTH FUND
a series of the Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statement of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10
Supplemental Information	15
Expense Example	17

This report and the financial statements contained herein are provided for the general information of the shareholders of the Riverbridge Growth Fund.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.riverbridge.com

Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.0%
	BASIC MATERIALS – 6.1%
6,075	Ecolab, Inc.	$513,155
2,575	Praxair, Inc.	294,400
3,925	Rockwood Holdings, Inc.	261,641
		1,069,196

	COMMUNICATIONS – 4.7%
11,525	Cisco Systems, Inc.	277,522
7,375	Dealertrack Technologies, Inc.*	237,770
350	Google, Inc. - Class A*	304,644
		819,936

	CONSUMER, CYCLICAL – 20.4%
11,825	Beacon Roofing Supply, Inc.*	487,427
5,400	Burberry Group PLC ADR	236,790
9,575	Fastenal Co.	499,623
5,650	Johnson Controls, Inc.	211,084
27,575	LKQ Corp.*	675,036
14,225	Staples, Inc.	213,375
12,275	Starbucks Corp.	774,184
3,450	Target Corp.	239,775
3,225	Wal-Mart Stores, Inc.	241,359
		3,578,653

	CONSUMER, NON-CYCLICAL – 29.7%
5,400	Abaxis, Inc.	237,654
4,675	Advisory Board Co.*	246,887
8,425	Bio-Reference Labs, Inc.*	259,911
13,500	Cepheid, Inc.*	469,260
4,850	Chemed Corp.	339,597
2,750	CoStar Group, Inc.*	307,477
11,200	Grand Canyon Education, Inc.*	359,744
8,775	Hormel Foods Corp.	349,420
5,975	IPC The Hospitalist Co., Inc.*	291,341
5,300	MEDNAX, Inc.*	491,999
4,925	Neogen Corp.*	268,265
6,125	Patterson Cos., Inc.	239,365
1,950	Perrigo Co.	226,025
10,596	Ritchie Bros Auctioneers, Inc.	219,337
3,300	Roche Holding A.G. ADR	205,722
11,425	Rollins, Inc.	288,596
3,475	Techne Corp.	231,122
3,450	United Natural Foods, Inc.*	182,574
		5,214,296

Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL – 2.0%
2,300	Portfolio Recovery Associates, Inc.*	$350,221

	INDUSTRIAL – 12.6%
2,125	3M Co.	234,324
13,275	Gentex Corp.	303,599
14,950	National Instruments Corp.	424,580
5,300	Proto Labs, Inc.*	292,772
2,650	Roper Industries, Inc.	329,183
5,775	Stericycle, Inc.*	633,864
		2,218,322

	TECHNOLOGY – 20.6%
3,975	ANSYS, Inc.*	296,137
3,125	athenahealth, Inc.*	264,219
4,700	Cabot Microelectronics Corp.*	168,025
3,150	Concur Technologies, Inc.*	254,300
5,075	Cree, Inc.*	316,426
4,000	Fiserv, Inc.*	348,640
2,925	IHS, Inc. - Class A*	307,505
8,250	InnerWorkings, Inc.*	89,430
4,375	Linear Technology Corp.	164,063
14,150	Microsoft Corp.	493,552
4,600	Power Integrations, Inc.	196,374
3,450	QUALCOMM, Inc.	219,006
2,475	Ultimate Software Group, Inc.*	275,467
3,075	VMware, Inc. - Class A*	218,694
		3,611,838

	UTILITIES – 0.9%
5,950	MDU Resources Group, Inc.	153,867

	TOTAL COMMON STOCKS (Cost $14,709,790)	17,016,329

	SHORT-TERM INVESTMENTS – 3.1%
536,245	Fidelity Institutional Money Market Fund, 0.08%1	536,245

	TOTAL SHORT-TERM INVESTMENTS (Cost $536,245)	536,245

	TOTAL INVESTMENTS – 100.1% (Cost $15,246,035)	17,552,574
	Liabilities less other assets – (0.1)%	(11,502)

	TOTAL NET ASSETS – 100.0%	$17,541,072

Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

ADR – American Depository Receipt
PLC – Public Limited Company

* Non-income producing security.
1 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund
SUMMARY OF INVESTMENTS
As of May 31, 2013 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	29.7%
Technology	20.6%
Consumer, Cyclical	20.4%
Industrial	12.6%
Basic Materials	6.1%
Communications	4.7%
Financial	2.0%
Utilities	0.9%
Total Common Stocks	97.0%
Short-Term Investments	3.1%
Total Investments	100.1%
Liabilities less other assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
As of May 31, 2013 (Unaudited)

Assets:
Investments, at value (cost $15,246,035)	$17,552,574
Receivables:
Dividends and interest	14,115
Advisor	7,162
Prepaid expenses	26,567
Prepaid offering costs	10,166
Total assets	17,610,584

Liabilities:
Payables:
Investment securities purchased	45,423
Shareholder Servicing fees - Investor Class & Institutional Class (Note 7)	381
Distribution fees - Investor Class (Note 8)	116
Auditing fees	7,233
Fund accounting fees	6,578
Administration fees	5,057
Legal fees	3,452
Trustees' fees and expenses	736
Custody fees	125
Chief Compliance Officer fees	7
Accrued other expenses	404
Total liabilities	69,512
Net Assets	$17,541,072

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$15,196,018
Accumulated net investment loss	(5,425)
Accumulated net realized gain on investments	43,940
Net unrealized appreciation on investments	2,306,539
Net Assets	$17,541,072

Investor Class:
Net assets applicable to shares outstanding	$593,264
Shares of beneficial interest issued and outstanding	51,338
Net asset value, offering and redemption price per share	$11.56

Institutional Class:
Net assets applicable to shares outstanding	$16,947,808
Shares of beneficial interest issued and outstanding	1,465,019
Net asset value, offering and redemption price per share	$11.57

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund
STATEMENT OF OPERATIONS
For the Period December 31, 2012* through May 31, 2013 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $1,177)	$62,811
Interest	402
Total investment income	63,213

Expenses:
Advisory fees	51,184
Transfer agent fees and expenses	21,881
Administration fees	18,617
Fund accounting fees	16,699
Registration fees	15,065
Offering costs	11,379
Auditing fees	7,233
Legal fees	4,137
Chief Compliance Officer fees	3,276
Miscellaneous expenses	2,798
Trustees' fees and expenses	1,982
Custody fees	1,813
Shareholder reporting fees	1,460
Distribution fees - Investor Class (Note 6)	384
Shareholder Servicing fees - Institutional Class (Note 6)	373
Shareholder Servicing fees - Investor Class (Note 6)	9

Total expenses	158,290
Advisory fees waived	(51,184)
Other expenses absorbed	(38,468)
Net expenses	68,638
Net investment loss	(5,425)

Realized and Unrealized Gain from Investments:
Net realized gain on investments	43,940
Net change in unrealized appreciation/depreciation on investments	2,306,539
Net realized and unrealized gain on investments	2,350,479

Net Increase in Net Assets from Operations	$2,345,054

* Commencement of operations.

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
December 31, 2012*
through May 31, 2013
(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(5,425)
Net realized gain on investments	43,940
Net change in unrealized appreciation/depreciation on investments	2,306,539
Net increase in net assets resulting from operations	2,345,054

Capital Transactions:
Net proceeds from shares sold:
Investor class	546,389
Institutional class	14,650,191
Cost of shares redeemed:
Investor class1	(562)
Institutional class	-
Net increase from capital transactions	15,196,018

Total increase in net assets	17,541,072

Net Assets:
Beginning of period	-
End of period	$17,541,072

Accumulated net investment loss	$(5,425)

Capital Share Transactions:
Shares sold:
Investor class	51,388
Institutional class	1,465,019
Shares redeemed:
Investor class	(50)
Institutional class	-
Net increase from capital share transactions	1,516,357

* Commencement of operations.
1 Net of redemption fee proceeds of $6.

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund
FINANCIAL HIGHLIGHTS
Investor Class

Per share operating performance.
For a capital share outstanding throughout the period.	For the Period
	December 31, 2012*
	through May 31, 2013
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income1	(0.01)
Net realized and unrealized gain on investments	1.57
Total from investment operations	1.56

Redemption fee proceeds	-	2

Net asset value, end of period	$11.56

Total return3	15.60%	4

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$593

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.57%	5
After fees waived and expenses absorbed	1.25%	5
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	(1.64)%	5
After fees waived and expenses absorbed	(0.32%)	5
Portfolio turnover rate	4%	4

*	Commencement of operations.
1	Based on average shares outstanding during the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor.  Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout the period.	For the Period
	December 31, 2012*
	through May 31, 2013
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income1	-	2
Net realized and unrealized gain on investments	1.57
Total from investment operations	1.57

Net asset value, end of period	$11.57

Total return3	15.70%	4

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$16,948

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.32%	5
After fees waived and expenses absorbed	1.00%	5
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	(1.39)%	5
After fees waived and expenses absorbed	(0.07%)	5
Portfolio turnover rate	4%	4

*	Commencement of operations.
1	Based on average shares outstanding during the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund
NOTES TO FINANCIAL STATEMENTS
May 31, 2013 (Unaudited)

Note 1 – Organization
Riverbridge Growth Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to achieve long-term capital appreciation.  The Fund commenced investment operations on December 31, 2012, with two classes of shares, Investor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date.  Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more

Riverbridge Growth Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2013 (Unaudited)

than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $27,506, which are amortized over a one‐year period from December 31, 2012 (commencement of operations).

(c) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination.  A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the period December 31, 2012 (commencement of operations) through May 31, 2013, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Riverbridge Partners, LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.75% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.25% and 1.00% of the

Riverbridge Growth Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2013 (Unaudited)

average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively.  This agreement is effective until March 31, 2014, and may be terminated by the Trust’s Board of Trustees.

For the period December 31, 2012 (commencement of operations) through May 31, 2013, the Advisor waived all of its advisory fees and other fees totaling $89,652.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  At May 31, 2013, the amount of these potentially recoverable expenses was $89,652. The Advisor may recapture all or a portion of this amount no later the November 30, 2016.

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator.  UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC.  The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period December 31, 2012 (commencement of operations) through May 31, 2013, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period December 31, 2012 (commencement of operations) through May 31, 2013, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At May 31, 2013, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$15,246,035

Gross unrealized appreciation	$2,420,770
Gross unrealized depreciation	(114,231)

Net unrealized appreciation on investments	$2,306,539

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the period December 31, 2012 (commencement of operations) through May 31, 2013, the Fund received $6 in redemption fees.

Note 6 – Investment Transactions
For the period December 31, 2012 (commencement of operations) through May 31, 2013, purchases and sales of investments, excluding short-term investments, were $15,111,431 and $445,581, respectively.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares.  With respect to

Riverbridge Growth Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2013 (Unaudited)

the Investor Class, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Investor Class. Institutional Class does not pay any distribution fees.

For the period December 31, 2012 (commencement of operations) through May 31, 2013, distribution fees incurred are disclosed on the Statement of Operations.

Note 8 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the period December 31, 2012 (commencement of operations) through May 31, 2013, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Riverbridge Growth Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2013 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of May 31, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$17,016,329	$-	$-	$17,016,329
Short-Term Investments	536,245	-	-	536,245
Total Investments	$17,552,574	$-	$-	$17,552,574

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Note 11 – Recently Issued Accounting Pronouncements
In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2013-01 will have on the financial statement disclosures.

Riverbridge Growth Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement
At an in-person meeting held on November 28-29, 2012, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Riverbridge Partners, LLC (the “Investment Advisor”) with respect to the Riverbridge Growth Fund series of the Trust (the “Fund”) for an initial two-year term. In approving the Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that approval of the Advisory Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel who would be providing services to the Fund and their compensation structure; a report comparing the proposed advisory fee and the estimated total expenses of the Fund compared to those of a group of comparable funds selected by Morningstar, Inc. from its large growth universe (the “Peer Group”); information about the Investment Advisor’s policies and procedures, including its code of ethics and compliance manual; and the composite performance of the Investment Advisor’s All Cap Growth Portfolio accounts (the “Portfolio”).  The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed Advisory Agreement. Before voting on the Advisory Agreement, the Independent Trustees met in a private session with counsel at which no representatives of the Investment Advisor were present.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors. The Board reviewed the materials and various matters concerning the Investment Advisor and the Fund.

Nature, Extent and Quality of Services
In reviewing the proposed investment advisory agreement for the proposed Fund, the Board discussed, among other things, the nature, extent and quality of the services to be provided by the Investment Advisor with respect to the Fund, as well as the qualifications, experience and responsibilities of the personnel who would be involved in the activities of the Fund. The Board also considered information included in the meeting materials regarding the performance of the Portfolio. The Board noted that the composite total returns of the Portfolio (which commenced in 1987), net of trading costs and commissions and gross of management fees, exceeded the returns of the S&P 500 Index and the Russell 3000 Growth Index for the one-, three-, five and ten-year and since inception periods ended June 30, 2012. Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor would have the capabilities, resources and personnel necessary to manage the Fund.

Advisory Fee and Expense Ratio
The Board noted that the advisory fee proposed to be paid by the Fund was the same as the median advisory fees of funds in the Peer Group up to the $500 million asset level, and was below the standard fee received by the Investment Advisor from its comparable separately managed accounts.  The Board also considered that the estimated total annual expenses for the Fund net of fee waivers were only one basis point higher than the median expenses of the funds in the Peer Group (in the 71st percentile of the larger Morningstar category of similar

Riverbridge Growth Fund
SUPPLEMENTAL INFORMATION (Unaudited)

funds); in that connection, the Board also noted that most of the funds in the Peer Group and Morningstar category had substantially greater assets than the anticipated short-term assets of the Fund.  The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the services proposed to be provided by the Investment Advisor to the Fund.

Profitability and Economies of Scale
At a subsequent meeting prior to the commencement of the Fund’s operations, the Board  considered information relating to the Investment Advisor’s estimated profitability of its relationship with the Fund in its first year of operations, noted that the Investment Advisor did not anticipate to receive any profits from the Fund in that year.  The Board noted that during the Fund’s startup period, its asset levels would likely be too low to achieve significant economies of scale and that the matter of such economies would be reviewed in the future as Fund assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved the Advisory Agreement.

Riverbridge Growth Fund
EXPENSE EXAMPLE
For the Period Ended May 31, 2013 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Investor Class only), and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Actual Performance example is based on an investment of $1,000 invested at the beginning of the period and held from 12/31/12 (commencement of operations) to 5/31/13.

The Hypothetical (5% annual return before expenses) example is based on an investment of $1,000 invested for the six month period from 12/1/12 to 5/31/13.

Actual Expenses
The information in the rows titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the rows titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Investor Class	12/31/12*	5/31/13	12/31/12 – 5/31/13**
Actual Performance	$1,000.00	$1,156.00	$5.61
Hypothetical (5% annual return before expenses)	12/1/12	5/31/13	12/1/12 – 5/31/13***
	$1,000.00	$1,019.79	$6.30
Institutional Class	12/31/12*	5/31/13	12/31/12 – 5/31/13**
Actual Performance	$1,000.00	$1,157.00	$4.49
Hypothetical (5% annual return before expenses)	12/1/12	5/31/13	12/1/12 – 5/31/13***
	$1,000.00	$1,020.84	$5.04

*	Commencement of operations.

Riverbridge Growth Fund
EXPENSE EXAMPLE
For the Period Ended May 31, 2013 (Unaudited)

**
Expenses are equal to the Fund’s annualized expense ratio of 1.25% and 1.00% Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 152/365 (to reflect the period since inception).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

***
Expenses are equal to the Fund’s annualized expense ratio of 1.25% and 1.00% Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

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Investment Advisor
Riverbridge Partners, LLC
1200 IDS Center
80 South Eighth Street
Minneapolis, MN  55402

Independent Counsel
Bingham McCutchen LLP
355 S. Grand Avenue, Suite 4400
Los Angeles, California 90071

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, Wisconsin  53233

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Riverbridge Growth Fund - Investor Class	RIVRX	46141P 305
Riverbridge Growth Fund - Institutional Class	RIVBX	46141P 404

Privacy Principles of the Riverbridge Growth Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Riverbridge Growth Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 447-4470  or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 447-4470 or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  http://www.sec.gov. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; and information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090 or by calling the Fund at (888) 447-4470.

Riverbridge Growth Fund
P.O. Box 2175
Milwaukee, Wisconsin 53201
Toll Free: 1-888-447-4470

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	8/8/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	8/8/2013

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	8/8/2013